Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
April 30, 2026
MCVK6-NPRT1-0626
1.9883981.108
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 1.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (b)	8,100	502,691
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cenovus Energy Inc (United States)	21,933	641,321
Materials - 0.4%
Paper & Forest Products - 0.4%
Interfor Corp (a)	72,300	520,021
TOTAL CANADA		1,664,033
GERMANY - 0.8%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	3,126	323,385
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG	2,900	614,619
TOTAL GERMANY		938,004
UNITED KINGDOM - 0.5%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Subsea 7 SA	10,700	384,820
Financials - 0.2%
Capital Markets - 0.2%
Marex Group PLC	5,561	296,679
TOTAL UNITED KINGDOM		681,499
UNITED STATES - 95.7%
Communication Services - 0.9%
Entertainment - 0.3%
Warner Bros Discovery Inc (a)	15,285	413,459
Media - 0.6%
Nexstar Media Group Inc	3,365	700,391
TOTAL COMMUNICATION SERVICES		1,113,850
Consumer Discretionary - 8.1%
Automobile Components - 0.9%
Patrick Industries Inc	6,793	631,749
Versigent PLC	13,752	480,907
		1,112,656
Distributors - 0.5%
LKQ Corp	20,440	645,495
Diversified Consumer Services - 1.0%
Driven Brands Holdings Inc (a)	39,668	538,295
Laureate Education Inc (a)	24,456	736,003
		1,274,298
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp	32,138	851,979
Hilton Grand Vacations Inc (a)	8,119	381,349
		1,233,328
Household Durables - 1.8%
KB Home	8,736	462,921
PulteGroup Inc	5,983	732,080
Somnigroup International Inc	5,555	421,401
Whirlpool Corp (b)	8,661	485,536
		2,101,938
Leisure Products - 0.3%
BRP Inc Subordinate Voting Shares	6,900	386,107
Specialty Retail - 2.3%
Academy Sports & Outdoors Inc	5,856	321,143
Bath & Body Works Inc	24,009	466,735
Lithia Motors Inc	2,129	617,666
Murphy USA Inc	669	393,372
Signet Jewelers Ltd	5,586	497,322
Upbound Group Inc	22,876	452,030
		2,748,268
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (a)	4,125	420,668
TOTAL CONSUMER DISCRETIONARY		9,922,758
Consumer Staples - 4.5%
Beverages - 1.2%
Keurig Dr Pepper Inc	20,611	605,963
Primo Brands Corp Class A	40,069	816,607
		1,422,570
Consumer Staples Distribution & Retail - 1.7%
Performance Food Group Co (a)	8,509	770,575
Sprouts Farmers Market Inc (a)	5,283	432,414
US Foods Holding Corp (a)	9,655	902,646
		2,105,635
Food Products - 1.0%
Bunge Global SA	5,463	694,183
Darling Ingredients Inc (a)	7,765	498,746
		1,192,929
Personal Care Products - 0.6%
Kenvue Inc	47,394	830,816
TOTAL CONSUMER STAPLES		5,551,950
Energy - 6.4%
Energy Equipment & Services - 2.2%
Baker Hughes Co Class A	16,196	1,128,376
Noble Corp PLC (b)	16,642	849,241
Weatherford International PLC	7,041	776,974
		2,754,591
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Inc	2,953	811,927
Marathon Petroleum Corp	4,549	1,129,472
Ovintiv Inc	8,413	517,820
Phillips 66	3,303	591,732
Sunoco LP	8,759	610,064
Targa Resources Corp	3,492	908,200
Valero Energy Corp	2,276	574,872
		5,144,087
TOTAL ENERGY		7,898,678
Financials - 14.4%
Banks - 2.4%
East West Bancorp Inc	5,102	645,249
First Citizens BancShares Inc/NC Class A	358	710,208
M&T Bank Corp	4,137	904,472
Western Alliance Bancorp	8,925	727,745
		2,987,674
Capital Markets - 2.4%
Ameriprise Financial Inc	1,364	647,614
LPL Financial Holdings Inc	1,900	634,846
Raymond James Financial Inc	4,611	730,014
State Street Corp	5,820	889,529
		2,902,003
Consumer Finance - 3.1%
Ally Financial Inc	7,933	352,146
Capital One Financial Corp	3,399	650,229
Credit Acceptance Corp (a)(b)	1,428	721,011
FirstCash Holdings Inc	2,814	614,071
OneMain Holdings Inc	13,355	784,874
SLM Corp	30,006	692,538
		3,814,869
Financial Services - 3.1%
Apollo Global Management Inc	7,922	1,019,720
Corebridge Financial Inc	15,691	432,130
Global Payments Inc	8,734	628,499
Remitly Global Inc (a)	36,163	791,608
Voya Financial Inc	6,384	523,233
WEX Inc (a)	2,821	424,080
		3,819,270
Insurance - 3.4%
First American Financial Corp	7,108	498,484
Globe Life Inc	4,885	753,756
Hartford Insurance Group Inc/The	7,440	1,017,866
Reinsurance Group of America Inc	4,449	940,786
Ryan Specialty Holdings Inc Class A	12,255	426,106
Travelers Companies Inc/The	1,929	588,615
		4,225,613
TOTAL FINANCIALS		17,749,429
Health Care - 10.2%
Biotechnology - 0.3%
Moderna Inc (a)	7,965	365,912
Health Care Equipment & Supplies - 2.5%
Baxter International Inc	27,873	490,007
DENTSPLY SIRONA Inc	39,839	468,108
GE HealthCare Technologies Inc	8,462	514,828
Haemonetics Corp (a)	6,838	410,895
Lantheus Holdings Inc (a)	5,416	458,302
QuidelOrtho Corp (a)	18,257	224,561
Solventum Corp (a)	7,925	533,829
		3,100,530
Health Care Providers & Services - 5.7%
Acadia Healthcare Co Inc (a)	52,265	1,353,402
BrightSpring Health Services Inc (a)	5,948	285,326
Cigna Group/The	2,017	586,100
CVS Health Corp	4,435	369,391
Molina Healthcare Inc (a)	8,100	1,576,422
PACS Group Inc (a)	59,477	1,995,453
Tenet Healthcare Corp (a)	4,409	780,922
		6,947,016
Life Sciences Tools & Services - 1.7%
ICON PLC (a)	8,303	982,494
IQVIA Holdings Inc (a)	3,335	528,164
Sotera Health Co (a)	35,964	559,600
		2,070,258
TOTAL HEALTH CARE		12,483,716
Industrials - 18.1%
Aerospace & Defense - 0.4%
ATI Inc (a)	2,809	436,687
Air Freight & Logistics - 0.8%
GXO Logistics Inc (a)	17,875	1,021,199
Building Products - 1.9%
Gibraltar Industries Inc (a)	9,200	359,076
Griffon Corp (b)	8,295	756,255
Masterbrand Inc (a)(b)	41,600	373,568
Resideo Technologies Inc (a)	11,974	495,364
UFP Industries Inc	4,363	390,445
		2,374,708
Commercial Services & Supplies - 1.4%
Brink's Co/The	4,868	519,659
Clean Harbors Inc (a)	2,023	632,552
HNI Corp	5,366	196,073
MillerKnoll Inc	23,777	382,334
		1,730,618
Construction & Engineering - 2.0%
Centuri Holdings Inc (a)	13,673	514,105
EMCOR Group Inc	648	577,802
IES Holdings Inc (a)	972	626,046
WillScot Holdings Corp	32,981	746,690
		2,464,643
Electrical Equipment - 1.3%
Acuity Inc	2,312	669,948
Regal Rexnord Corp	4,377	941,187
		1,611,135
Ground Transportation - 1.6%
Ryder System Inc	2,458	623,767
Saia Inc (a)	917	411,567
U-Haul Holding Co Class N	9,369	446,808
XPO Inc (a)	2,421	532,935
		2,015,077
Machinery - 5.0%
Allison Transmission Holdings Inc	7,912	1,062,977
CNH Industrial NV Class A	59,203	634,064
Cummins Inc	1,056	708,587
Flowserve Corp	5,480	403,547
Gates Industrial Corp PLC (a)	19,943	510,740
Mueller Industries Inc	10,139	1,373,126
Oshkosh Corp	3,963	619,417
Terex Corp	11,214	697,511
		6,009,969
Marine Transportation - 0.4%
Matson Inc	2,983	520,325
Passenger Airlines - 0.4%
United Airlines Holdings Inc (a)	5,160	464,400
Professional Services - 1.7%
First Advantage Corp (a)(b)	38,270	488,325
KBR Inc	8,272	310,117
SS&C Technologies Holdings Inc	11,230	778,239
TransUnion	8,035	570,485
		2,147,166
Trading Companies & Distributors - 1.2%
GATX Corp	1,816	355,791
Herc Holdings Inc	3,972	504,126
Rush Enterprises Inc Class A	8,012	593,128
		1,453,045
TOTAL INDUSTRIALS		22,248,972
Information Technology - 13.1%
Communications Equipment - 1.4%
Ciena Corp (a)	3,377	1,781,638
Electronic Equipment, Instruments & Components - 3.4%
Arrow Electronics Inc (a)	3,921	736,481
Avnet Inc	8,766	723,283
Coherent Corp (a)	2,633	841,796
Sanmina Corp (a)	5,624	1,225,021
TD SYNNEX Corp	2,902	662,178
		4,188,759
IT Services - 0.3%
GoDaddy Inc Class A (a)	4,928	427,700
Semiconductors & Semiconductor Equipment - 2.8%
Axcelis Technologies Inc (a)	1,300	180,843
First Solar Inc (a)	1,997	403,174
GlobalFoundries Inc (a)	9,188	593,545
MKS Inc	1,446	410,303
ON Semiconductor Corp (a)	14,320	1,443,599
Qnity Electronics Inc	3,270	459,958
		3,491,422
Software - 0.4%
Gen Digital Inc	23,751	458,157
Technology Hardware, Storage & Peripherals - 4.8%
Sandisk Corp/DE (a)	1,554	1,703,977
Western Digital Corp	9,289	4,036,256
		5,740,233
TOTAL INFORMATION TECHNOLOGY		16,087,909
Materials - 6.8%
Chemicals - 2.3%
Avient Corp	12,977	481,187
Corteva Inc	15,416	1,248,850
RPM International Inc	5,335	543,583
Scotts Miracle-Gro Co/The	8,280	519,156
		2,792,776
Construction Materials - 1.2%
CRH PLC	4,624	547,574
Eagle Materials Inc	2,474	519,812
James Hardie Industries PLC (a)	21,646	454,350
		1,521,736
Containers & Packaging - 0.7%
Smurfit Westrock PLC	21,426	822,544
Metals & Mining - 2.1%
Alcoa Corp	5,774	368,323
Coeur Mining Inc (a)	21,437	385,223
Reliance Inc	2,635	955,188
Steel Dynamics Inc	3,792	867,079
		2,575,813
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	9,133	659,311
TOTAL MATERIALS		8,372,180
Real Estate - 7.3%
Health Care REITs - 2.1%
American Healthcare REIT Inc	9,598	487,386
Ventas Inc	5,716	502,208
Welltower Inc	7,489	1,627,659
		2,617,253
Industrial REITs - 0.9%
Americold Realty Trust Inc	49,481	605,153
Prologis Inc	3,283	466,251
		1,071,404
Real Estate Management & Development - 1.1%
Compass Inc Class A (a)	68,237	516,554
Jones Lang LaSalle Inc (a)	2,498	794,689
		1,311,243
Residential REITs - 0.5%
Sun Communities Inc	4,475	572,084
Retail REITs - 0.1%
Macerich Co/The	9,244	200,872
Specialized REITs - 2.6%
Equinix Inc	506	547,912
Iron Mountain Inc	7,146	900,325
Outfront Media Inc	15,963	492,459
Public Storage	4,218	1,275,734
		3,216,430
TOTAL REAL ESTATE		8,989,286
Utilities - 5.9%
Electric Utilities - 3.2%
Constellation Energy Corp	1,171	366,523
Eversource Energy	11,843	837,300
NRG Energy Inc	3,668	570,667
PG&E Corp	72,441	1,203,970
PPL Corp	24,738	926,191
		3,904,651
Gas Utilities - 0.6%
UGI Corp	20,997	757,782
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	2,790	440,373
Multi-Utilities - 1.8%
CenterPoint Energy Inc	24,162	1,054,671
Sempra	11,789	1,121,370
		2,176,041
TOTAL UTILITIES		7,278,847
TOTAL UNITED STATES		117,697,575
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (a)	34,600	847,201
TOTAL COMMON STOCKS (Cost $93,990,129)		121,828,312

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $1,986,745)	3.69	1,986,546	1,986,745

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $95,976,874)	123,815,057
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(873,290)
NET ASSETS - 100.0%	122,941,767

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $113,959.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	7,716,201	7,716,201	2,315	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	1,786,148	11,421,371	11,220,774	3,645	-	-	1,986,745	1,986,546	0.0%
Total	1,786,148	19,137,572	18,936,975	5,960	-	-	1,986,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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